Income Taxes, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 4.9
Net accrued interest and penalties, total	12.8	15.6
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.2)	$ (2.6)	$ 3.0
Federal
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	2009
State
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	2008